UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      High Mountain II LLC
Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-13349


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Lubar
Title:  Manager
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Lubar                    Milwaukee, WI                      8/5/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $91,412,318.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.          COM               22765Y104 10,543,566 2,528,433 SH       DEFINED                0      X    0
Crosstex Energy, LP            COM               22765U102  1,113,529   358,048 SH       DEFINED                0      X    0
Approach Resources, Inc.       COM               03834A103  6,557,201   950,319 SH       DEFINED                0      X    0
Weatherford International Ltd. COM               G95089101 58,680,000 3,000,000 SH       SOLE                   X      0    0
Weatherford International Ltd. COM               G95089101 10,709,100   547,500 SH       DEFINED                0      X    0
Metavante Technologies Inc.    COM               591407101     86,191     3,333 SH       SOLE                   X      0    0
Metavante Technologies Inc.    COM               591407101    129,300     5,000 SH       DEFINED                0      X    0
Marshall & Ilsley Corp.        COM               571837103     48,000    10,000 SH       SOLE                   X      0    0
Marshall & Ilsley Corp.        COM               571837103  2,846,803   593,084 SH       DEFINED                0      X    0
Google Inc.                    COM               38259P508    505,908     1,200 SH       DEFINED                0      X    0
Rockwell Automation Inc.       COM               773903109    192,720     6,000 SH       DEFINED                0      X    0